Share capital and reserves - Issuances (Details)								12 Months Ended
	Jan. 19, 2023 USD ($) $ / shares shares	Dec. 29, 2022 USD ($) $ / shares shares	Oct. 07, 2022 USD ($) $ / shares shares	Oct. 07, 2022 CAD ($) shares	Nov. 08, 2021 USD ($) $ / shares shares	Oct. 15, 2021 $ / shares	Feb. 09, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares
Disclosure of classes of share capital [line items]
Price per unit | $ / shares					$ 37.17
Aggregate gross proceeds | $					$ 1,466,150
Number of warrants issued					371,322
Issuance costs recorded as a reduction of equity | $										$ 59,092
Value of shares issued from exercise of warrants | $								$ 296	$ (64)	2,273,043
Amount transferred from reserves to share capital | $										$ 51,783
Warrant
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares						$ 42.93
Warrants expiration term						5 years
Number of shares issued upon exercise of warrants										72,398
Value of shares issued from exercise of warrants | $										$ 2,273,043
Amount transferred from reserves to share capital | $										23,566
Pre-Funded Warrant
Disclosure of classes of share capital [line items]
Number of shares issued upon exercise of warrants	328,777
Value of shares issued from exercise of warrants | $	$ 296
Amount transferred from reserves to share capital | $	$ 531,885
Pre-Funded Warrant | Common Share Units
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares	$ 0.0009
Private placement
Disclosure of classes of share capital [line items]
Number of units issued							231,743
Price per unit | $ / shares							$ 26.415
Number of shares per unit							1
Number of warrant per unit							1
Number of shares per warrant							1
Aggregate gross proceeds | $			$ 4,999,640				$ 4,785,935
Exercise price of warrants | $ / shares							$ 42.30
Warrants expiration term							5 years
Proceeds allocated to derivative warrant liability				$ 3,714,757						4,212,000
Proceeds allocated to common shares				359,868						$ 573,935
Proceeds allocated to pre-funded warrants | $				925,015
Issuance costs | $				1,067,153
Issuance costs recorded as a reduction of equity				317,301			$ 32,394
Transaction costs on derivative warrant liability and pre-funded warrants				$ 917,357			$ 227,132
Private placement | Common Share Units
Disclosure of classes of share capital [line items]
Number of units issued			155,555	155,555
Price per unit | $ / shares			$ 9.00
Number of shares per unit			1	1
Number of warrant per unit			1	1
Number of shares per warrant			1	1
Private placement | Pre-Funded Units
Disclosure of classes of share capital [line items]
Number of units issued			400,000	400,000
Price per unit | $ / shares			$ 8.9991
Number of shares per unit			1	1
Number of warrant per unit			1	1
Number of shares per warrant			1	1
Private placement | Warrant | Pre-Funded Units
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares			$ 10.98
Warrants expiration term			5 years	5 years
Private placement | Pre-Funded Warrant
Disclosure of classes of share capital [line items]
Price per unit | $ / shares		$ 0.0009
Number of shares issued upon exercise of warrants		71,223
Value of shares issued from exercise of warrants | $		$ 64
Amount transferred from reserves to share capital | $		$ 164,704
Private placement | Pre-Funded Warrant | Common Share Units
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares			$ 0.0009
Private placement | Finders' warrants
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares							$ 42.30
Number of warrants issued			27,777	27,777			6,476
Fair value of warrants | $			$ 185,738				$ 150,000